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FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:			Bush O'Donnell Investment Advisors, Inc.
Address:		101 S. Hanley Rd., Suite 1250
			St. Louis, MO 63105
13F File Number:	028-05533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Mark J. Reed
Title:		Managing Director
Phone:		314-727-4555

Signature, Place, and Date of Signing:

Mark J. Reed
St. Louis, Missouri
November 14,2012

Report Type (check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION PAGE

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FORM 13F SUMMARY PAGE

Report summary:

List of Other Included Managers:  0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $183,364,024
List of Other Included Managers:

NONE

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
Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole	Shared	None
3M CO			COM	88579Y101	8151	SH	88198		SOLE				88198
ACCESS MIDSTREAM PTN	LP	00434L109	554	SH	16715		SOLE				16715
ALLIANCE RESOURCE PTN	LP	01877R108	610	SH	10179		SOLE				10179
ARCHER DANIELS MIDLAND	COM	039483102	6202	SH	228195		SOLE				228195
AMERICAN EXPRESS CO	COM	025816109	9153	SH	160981		SOLE				160981
ATHENAHEALTH, INC	COM	04685W103	864	SH	9418		NONE						9418
BERKSHIRE HATHAWAY CL A	COM	084670108	7166	SH	54		SOLE				54
BERKSHIRE HATHAWAY CL B	COM	084670207	3823	SH	43343		SOLE				43343
BUCKEYE PARTNERS	LP	118230101	428	SH	8928		SOLE				8928
BOARDWALK PIPELINE PTN	LP	096627104	720	SH	25805		SOLE				25805
CLEARBRIDGE MLP FUND	COM	184692101	1315	SH	53600		SOLE				53600
COLGATE PALMOLIVE CO	COM	194162103	12762	SH	119027		SOLE				119027
COPANO ENERGY LLC	LP	217202100	768	SH	23279		SOLE				23279
DOLLAR TREE INC.	COM	256746108	290	SH	6000		SOLE				6000
EMERSON 		COM	291011104	7377	SH	152820		SOLE				152820
ENBRIDGE ENERGY PTN	LP	29250R106	592	SH	20120		SOLE				20120
ENERGY TRANSFER EQUITY	GP	29273V100	565	SH	12503		SOLE				12503
ENERGY TRANSFER PTN	LP	29273R109	476	SH	11175		SOLE				11175
ENTERPRISE PRODUCTS PTN	LP	293792107	1922	SH	35863		SOLE				35863
EV ENERGY PARTNERS	LP	26926V107	244	SH	3934		SOLE				3934
EXPRESS SCRIPTS		COM	302182100	16151	SH	257875		SOLE				257875
EXXON MOBIL CORP	COM	30231G102	2095	SH	22905		SOLE				22905
FEDEX CORP		COM	31428x106	6931	SH	81905		SOLE				81905
INERGY			LP	456615103	512	SH	26908		SOLE				26908
JOHNSON & JOHNSON CO.	COM	478160104	9480	SH	137565		SOLE				137565
KINDER MORGAN ENERGY PT	LP	494550106	575	SH	6972		SOLE				6972
KINDER MORGAN INC	COM	49456B101	8792	SH	247605		SOLE				247605
LINN ENERGY LLC		LLC	536020100	849	SH	20598		SOLE				20598
MAGELLAN MIDSTREAM PTN	LP	559080106	947	SH	10827		SOLE				10827
MARKWEST ENERGY PTN	LP	570759100	245	SH	4509		SOLE				4509
MERCK & CO INC		COM	589331107	1269	SH	28135		SOLE				28135
MICROSOFT CORP		COM	594918104	204	SH	6870		SOLE				6870
MOODY'S CORP		COM	615369108	319	SH	7220		SOLE				7220
NORTHERN TRUST		COM	665859104	5608	SH	120818		SOLE				120818
NUSTAR GRP HOLDINGS	LP	67059L102	583	SH	18309		SOLE				18309
ONEOK PTN		LP	68268N103	944	SH	15870		SOLE				15870
PEPSICO INC		COM	713448108	10396	SH	146903		SOLE				146903
PLAINS ALL-AMERICAN	LP	726503105	1025	SH	11616		SOLE				11616
PROCTOR & GAMBLE CO.	COM	742718109	9984	SH	143944		SOLE				143944
SUBURBAN PROPANE PTN	LP	864482104	512	SH	12368		SOLE				12368
TEEKAY LNG PTN		LP	Y8564M105	804	SH	21370		SOLE				21370
TERRA NITROGEN CO	LP	881005201	234	SH	1084		SOLE				1084
UNITED PARCEL SERV B	COM	911312106	250495	SH	3500		SOLE				3500
UNITED TECH CORP	COM	913017109	9034	SH	115393		SOLE				115393
WALGREEN CO		COM	931422109	9065	SH	248757		SOLE				248757
WAL MART STORES		COM	931142103	12936	SH	175282		SOLE				175282
WELLPOINT HEALTH NTWKS	COM	94973H108	1011	SH	17427		NONE				17427
WESTERN UNION CO	COM	959802109	8271	SH	453953		SOLE				453953

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